Biological assets	6 Months Ended
Mar. 31, 2025
Biological assets
Biological assets

Note 8– Biological assets

Biological assets mainly consist forest for future wood harvest and sales, of which the Company owned 29 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles. Biological assets are initially measured at cost and subsequently depreciated on a straight-line basis over its estimated useful lives.

	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Biological assets	$29,333,374	$30,358,304
Less: accumulated depreciation	(2,236,071)	(1,835,401)
Biological assets, net	$27,097,303	$28,522,903

Depreciation expenses were $464,696 and $466,256 for the six months ended March 31, 2025 and 2024, respectively.